Property Plant and Equipment - Right of use assets (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Land [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance January 1, 2019	$ 2,758	$ 2,758
Effects first time adoption IFRS 16	23,097,767
Opening balance January 1, 2019	23,100,525
Increases (decreases) from foreign currency translation differences, net		1,537,867
Depreciation		(1,482,706)
New agreements (decreases)		10,926,113
Total changes		10,981,274
Closing balance December 31, 2019		34,081,799
Other Property, Plant and Equipment Under Financial Lease [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance January 1, 2019	17,651,914	17,651,914
Effects first time adoption IFRS 16	5,716,375
Opening balance January 1, 2019	23,368,289
Depreciation		(1,838,562)
New agreements (decreases)		231,984
Total changes		(1,606,578)
Closing balance December 31, 2019		21,761,711
Right-of-use assets [member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance January 1, 2019	17,654,672	17,654,672
Effects first time adoption IFRS 16	28,814,142
Opening balance January 1, 2019	$ 46,468,814
Increases (decreases) from foreign currency translation differences, net		1,537,867
Depreciation		(3,321,268)
New agreements (decreases)		11,158,097
Total changes		9,374,696
Closing balance December 31, 2019		$ 55,843,510